Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Modifications of Financing Receivables (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Financing Receivable, Modifications [Line Items]
Amortized cost basis		¥ 4,109		¥ 11,387
Consumer borrowers
Financing Receivable, Modifications [Line Items]
Amortized cost basis		1,527		3,175
Consumer borrowers | Card loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis		284		619
Consumer borrowers | Other
Financing Receivable, Modifications [Line Items]
Amortized cost basis		¥ 1,240		¥ 2,553
Interest rate reduction
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 182		¥ 245
% of total class of financing receivable	0.00%		0.00%
Interest rate reduction | Consumer borrowers
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 182		¥ 245
% of total class of financing receivable	0.00%		0.00%
Interest rate reduction | Consumer borrowers | Real estate loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0		¥ 3
% of total class of financing receivable	0.00%		0.00%
Interest rate reduction | Consumer borrowers | Card loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 164		¥ 222
% of total class of financing receivable	0.10%		0.10%
Interest rate reduction | Consumer borrowers | Other
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 18		¥ 20
% of total class of financing receivable	0.00%		0.00%
Interest rate reduction | Corporate borrowers
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0		¥ 0
% of total class of financing receivable	0.00%		0.00%
Interest rate reduction | Corporate borrowers | Other than Non-recourse loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0		¥ 0
% of total class of financing receivable	0.00%		0.00%
Interest rate reduction | Corporate borrowers | Other than Non-recourse loans | Real estate companies in Japan
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0		¥ 0
% of total class of financing receivable	0.00%		0.00%
Interest rate reduction | Corporate borrowers | Other than Non-recourse loans | Commercial, industrial and other companies in Japan
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0		¥ 0
% of total class of financing receivable	0.00%		0.00%
Interest rate reduction | Corporate borrowers | Other than Non-recourse loans | Commercial, industrial and other companies in overseas
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0		¥ 0
% of total class of financing receivable	0.00%		0.00%
Interest rate reduction | Net investment in leases
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0		¥ 0
% of total class of financing receivable	0.00%		0.00%
Interest rate reduction | Net investment in leases | Overseas
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0		¥ 0
% of total class of financing receivable	0.00%		0.00%
Term extension
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 1,948		¥ 3,216
% of total class of financing receivable	0.00%		0.10%
Term extension | Consumer borrowers
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 1,236		¥ 2,354
% of total class of financing receivable	0.10%		0.10%
Term extension | Consumer borrowers | Real estate loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 1		¥ 1
% of total class of financing receivable	0.00%		0.00%
Term extension | Consumer borrowers | Card loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 1		¥ 1
% of total class of financing receivable	0.00%		0.00%
Term extension | Consumer borrowers | Other
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 1,234		¥ 2,352
% of total class of financing receivable	1.50%		2.90%
Term extension | Corporate borrowers
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 712		¥ 862
% of total class of financing receivable	0.00%		0.10%
Term extension | Corporate borrowers | Other than Non-recourse loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 712		¥ 862
% of total class of financing receivable	0.10%		0.10%
Term extension | Corporate borrowers | Other than Non-recourse loans | Real estate companies in Japan
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0		¥ 35
% of total class of financing receivable	0.00%		0.00%
Term extension | Corporate borrowers | Other than Non-recourse loans | Commercial, industrial and other companies in Japan
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 427		¥ 542
% of total class of financing receivable	0.20%		0.20%
Term extension | Corporate borrowers | Other than Non-recourse loans | Commercial, industrial and other companies in overseas
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 285		¥ 285
% of total class of financing receivable	0.00%		0.00%
Term extension | Net investment in leases
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0		¥ 0
% of total class of financing receivable	0.00%		0.00%
Term extension | Net investment in leases | Overseas
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0		¥ 0
% of total class of financing receivable	0.00%		0.00%
Principal forgiveness
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 21		¥ 103
% of total class of financing receivable	0.00%		0.00%
Principal forgiveness | Consumer borrowers
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 16		¥ 45
% of total class of financing receivable	0.00%		0.00%
Principal forgiveness | Consumer borrowers | Real estate loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 1		¥ 1
% of total class of financing receivable	0.00%		0.00%
Principal forgiveness | Consumer borrowers | Card loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 15		¥ 41
% of total class of financing receivable	0.00%		0.00%
Principal forgiveness | Consumer borrowers | Other
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0		¥ 3
% of total class of financing receivable	0.00%		0.00%
Principal forgiveness | Corporate borrowers
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 5		¥ 58
% of total class of financing receivable	0.00%		0.00%
Principal forgiveness | Corporate borrowers | Other than Non-recourse loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 5		¥ 58
% of total class of financing receivable	0.00%		0.00%
Principal forgiveness | Corporate borrowers | Other than Non-recourse loans | Real estate companies in Japan
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0		¥ 0
% of total class of financing receivable	0.00%		0.00%
Principal forgiveness | Corporate borrowers | Other than Non-recourse loans | Commercial, industrial and other companies in Japan
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0		¥ 0
% of total class of financing receivable	0.00%		0.00%
Principal forgiveness | Corporate borrowers | Other than Non-recourse loans | Commercial, industrial and other companies in overseas
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 5		¥ 58
% of total class of financing receivable	0.00%		0.00%
Principal forgiveness | Net investment in leases
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0		¥ 0
% of total class of financing receivable	0.00%		0.00%
Principal forgiveness | Net investment in leases | Overseas
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0		¥ 0
% of total class of financing receivable	0.00%		0.00%
Combination - interest rate reduction and term extension
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 5		¥ 14
% of total class of financing receivable	0.00%		0.00%
Combination - interest rate reduction and term extension | Consumer borrowers
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 5		¥ 14
% of total class of financing receivable	0.00%		0.00%
Combination - interest rate reduction and term extension | Consumer borrowers | Real estate loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0		¥ 0
% of total class of financing receivable	0.00%		0.00%
Combination - interest rate reduction and term extension | Consumer borrowers | Card loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0		¥ 0
% of total class of financing receivable	0.00%		0.00%
Combination - interest rate reduction and term extension | Consumer borrowers | Other
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 5		¥ 14
% of total class of financing receivable	0.00%		0.00%
Combination - interest rate reduction and term extension | Corporate borrowers
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0		¥ 0
% of total class of financing receivable	0.00%		0.00%
Combination - interest rate reduction and term extension | Corporate borrowers | Other than Non-recourse loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0		¥ 0
% of total class of financing receivable	0.00%		0.00%
Combination - interest rate reduction and term extension | Corporate borrowers | Other than Non-recourse loans | Real estate companies in Japan
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0		¥ 0
% of total class of financing receivable	0.00%		0.00%
Combination - interest rate reduction and term extension | Corporate borrowers | Other than Non-recourse loans | Commercial, industrial and other companies in Japan
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0		¥ 0
% of total class of financing receivable	0.00%		0.00%
Combination - interest rate reduction and term extension | Corporate borrowers | Other than Non-recourse loans | Commercial, industrial and other companies in overseas
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0		¥ 0
% of total class of financing receivable	0.00%		0.00%
Combination - interest rate reduction and term extension | Net investment in leases
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0		¥ 0
% of total class of financing receivable	0.00%		0.00%
Combination - interest rate reduction and term extension | Net investment in leases | Overseas
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0		¥ 0
% of total class of financing receivable	0.00%		0.00%
Combination - interest rate reduction and principal forgiveness
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 247		¥ 583
% of total class of financing receivable	0.00%		0.00%
Combination - interest rate reduction and principal forgiveness | Consumer borrowers
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 247		¥ 583
% of total class of financing receivable	0.00%		0.00%
Combination - interest rate reduction and principal forgiveness | Consumer borrowers | Real estate loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0		¥ 0
% of total class of financing receivable	0.00%		0.00%
Combination - interest rate reduction and principal forgiveness | Consumer borrowers | Card loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 239		¥ 563
% of total class of financing receivable	0.10%		0.30%
Combination - interest rate reduction and principal forgiveness | Consumer borrowers | Other
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 8		¥ 20
% of total class of financing receivable	0.00%		0.00%
Combination - interest rate reduction and principal forgiveness | Corporate borrowers
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0		¥ 0
% of total class of financing receivable	0.00%		0.00%
Combination - interest rate reduction and principal forgiveness | Corporate borrowers | Other than Non-recourse loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0		¥ 0
% of total class of financing receivable	0.00%		0.00%
Combination - interest rate reduction and principal forgiveness | Corporate borrowers | Other than Non-recourse loans | Real estate companies in Japan
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0		¥ 0
% of total class of financing receivable	0.00%		0.00%
Combination - interest rate reduction and principal forgiveness | Corporate borrowers | Other than Non-recourse loans | Commercial, industrial and other companies in Japan
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0		¥ 0
% of total class of financing receivable	0.00%		0.00%
Combination - interest rate reduction and principal forgiveness | Corporate borrowers | Other than Non-recourse loans | Commercial, industrial and other companies in overseas
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0		¥ 0
% of total class of financing receivable	0.00%		0.00%
Combination - interest rate reduction and principal forgiveness | Net investment in leases
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0		¥ 0
% of total class of financing receivable	0.00%		0.00%
Combination - interest rate reduction and principal forgiveness | Net investment in leases | Overseas
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0		¥ 0
% of total class of financing receivable	0.00%		0.00%
Combination - term extension and principal forgiveness
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 112		¥ 264
% of total class of financing receivable	0.00%		0.00%
Combination - term extension and principal forgiveness | Consumer borrowers
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 112		¥ 264
% of total class of financing receivable	0.00%		0.00%
Combination - term extension and principal forgiveness | Consumer borrowers | Real estate loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0		¥ 0
% of total class of financing receivable	0.00%		0.00%
Combination - term extension and principal forgiveness | Consumer borrowers | Card loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0		¥ 0
% of total class of financing receivable	0.00%		0.00%
Combination - term extension and principal forgiveness | Consumer borrowers | Other
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 112		¥ 264
% of total class of financing receivable	0.10%		0.30%
Combination - term extension and principal forgiveness | Corporate borrowers
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0		¥ 0
% of total class of financing receivable	0.00%		0.00%
Combination - term extension and principal forgiveness | Corporate borrowers | Other than Non-recourse loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0		¥ 0
% of total class of financing receivable	0.00%		0.00%
Combination - term extension and principal forgiveness | Corporate borrowers | Other than Non-recourse loans | Real estate companies in Japan
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0		¥ 0
% of total class of financing receivable	0.00%		0.00%
Combination - term extension and principal forgiveness | Corporate borrowers | Other than Non-recourse loans | Commercial, industrial and other companies in Japan
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0		¥ 0
% of total class of financing receivable	0.00%		0.00%
Combination - term extension and principal forgiveness | Corporate borrowers | Other than Non-recourse loans | Commercial, industrial and other companies in overseas
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0		¥ 0
% of total class of financing receivable	0.00%		0.00%
Combination - term extension and principal forgiveness | Net investment in leases
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0		¥ 0
% of total class of financing receivable	0.00%		0.00%
Combination - term extension and principal forgiveness | Net investment in leases | Overseas
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0		¥ 0
% of total class of financing receivable	0.00%		0.00%